FAIR VALUE MEASUREMENTS (Summary Of Companys Financial Assets Measured And Recorded At Fair Value On Recurring Basis) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financial assets measured and recorded at fair value [Line Items]
Cash and cash equivalents	$ 15,333	$ 125,199
Non-current Restricted cash	36,362	26,075
Recurring basis [Member]
Financial assets measured and recorded at fair value [Line Items]
Cash and cash equivalents	15,333	125,199
Restricted cash	5,818	47,253
Non-current Restricted cash	36,362	26,075
Long-term investments
Convertible debt	2,000	2,000
Equity investment with readily determinable fair values	0	9,794
Contingent consideration	(105,670)	(66,794)
Total	(46,157)	143,527
Recurring basis [Member] | Quoted price in active markets for identical assets Level 1 [Member]
Financial assets measured and recorded at fair value [Line Items]
Cash and cash equivalents	15,333	125,199
Restricted cash	5,818	47,253
Non-current Restricted cash	36,362	26,075
Long-term investments
Convertible debt	0	0
Equity investment with readily determinable fair values	0	0
Contingent consideration	0	0
Total	57,513	198,527
Recurring basis [Member] | Significant other observable inputs Level 2 [Member]
Financial assets measured and recorded at fair value [Line Items]
Cash and cash equivalents	0	0
Restricted cash	0	0
Non-current Restricted cash	0	0
Long-term investments
Convertible debt	0	0
Equity investment with readily determinable fair values	0	9,794
Contingent consideration	0	0
Total	0	9,794
Recurring basis [Member] | Significant unobservable inputs Level 3 [Member]
Financial assets measured and recorded at fair value [Line Items]
Cash and cash equivalents	0	0
Restricted cash	0	0
Non-current Restricted cash	0	0
Long-term investments
Convertible debt	2,000	2,000
Equity investment with readily determinable fair values	0	0
Contingent consideration	(105,670)	(66,794)
Total	$ (103,670)	$ (64,794)